SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		06/30/05

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$19,316

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 06/30/05
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	445	10288	SH	X				1788		8500
AGL Resources Inc	001204106	8	200	SH	X				200
AT&T Corp New	001957505	6	314	SH	X				314
Abbott Labs Com	002824100	673	13724	SH	X				9724		4000
Abraxas Pete Corp	003830106	193	70000	SH	X				70000
Adaptec Inc	00651F108	19	5000	SH	X						5000
Alliancebernstein Cap Mgmt Hldg L P Ut Ltd Ptsh Int	01855A101	47	1000	SH	X				1000
Alliancebernstein Resource Partners L	01877R108	72	975	SH	X				975
Alliant Energy Corp	018802108	104	3698	SH	X				3698
Allied Capital Corp 	01903Q108	6	214	SH	X				214
Allstate Corp	020002101	86	1435	SH	X				1435
Alltel Corp	020039103	28	444	SH	X				444
Altria Group Inc	02209S103	6	100	SH	X				100
Ameren Corp Com	023608102	84	1523	SH	X				1523
American Elec Pwr Inc Com	025537101	92	2488	SH	X				2488
American Express Co Com	025816109	341	6400	SH	X				6400
American International Group Inc	026874107	256	4408	SH	X				2408		2000
"Amgen, Inc"	031162100	48	797	SH	X				797
Anadarko Petroleum Corporation	032511107	76	920	SH	X				920
Anglogold Ltd ADR Sponsored	035128206	15	424	SH	X				424
Anheuser Busch Cos Inc Com	035229103	157	3436	SH	X				3436
Apache Corp	037411105	134	2067	SH	X				2067
Applied Matls Inc Com	038222105	41	2507	SH	X				2507
Arbitron Inc	03875Q108	1	27	SH	X				27
Associated Banc Corp	045487105	35	1050	SH	X				1050
Automatic Data Processing Inc	053015103	13	300	SH	X				300
AutoNation	05329W102	103	5000	SH	X						5000
BP Amoco PLC ADR	055622104	1040	16672	SH	X				16592		80
Bank of America Corp 	060505104	547	11994	SH	X				5994		6000
Bank of New York Inc	064057102	47	1636	SH	X				1636
Barnes & Noble Inc	067774109	194	5000	SH	X						5000
Baxter International Inc	071813109	37	1000	SH	X				1000
Bed Bath & Beyond Inc	075896100	192	4601	SH	X				1601		3000
Bellsouth Corp	079860102	48	1824	SH	X				1824
Berkshire Hathaway Inc Del Cl A	084670108	167	2	SH	X				2
Berkshire Hathaway Inc Del Cl B	084670207	342	123	SH	X				38		85
Best Buy Inc	086516101	109	1585	SH	X				1585
Biomet Inc	090613100	26	750	SH	X				750
Blackrock Insd Mun Term Tr I common	092474105	20	1785	SH	X				1785
Blackrock Preferred Opportunity Trust	09249V103	678	27330	SH	X				25330		2000
Blackrock Dividend Achievers	09250N107	46	3292	SH	X				1520		1772
Boeing Co	097023105	83	1250	SH	X				1250
Burlington Northern Santa Fe	12189T104	84	1794	SH	X				1794
Cisco Systems Inc	17275R102	369	19360	SH	X				7860		11500
Comcast Corp 	20030N101	20	652	SH	X				507		145
Comcast Corp New	20030N200	18	600	SH	X				600
Conocophillips	20825C104	528	9186	SH	X				6740		2446
Constellation Brands Inc	21036P108	236	8000	SH	X						8000
Corporate Executive Board Co	21988R102	235	3000	SH	X						3000
DNP Select Income Fd Inc	23325P104	23	2020	SH	X				2020
Dell Inc Com	24702R101	505	12788	SH	X				3188		9600
Dominion Res Inc VA New Com	25746U109	40	540	SH	X				540
Dreyfus Municipal Income Inc	26201R102	75	8144	SH	X				8144
Enbridge Energy Partners L P	29250R106	64	1200	SH	X				1200
Exelon Corp Com	30161N101	149	2912	SH	X				2912
Exxon Mobil Corp 	30231G102	2666	46385	SH	X				38202		8183
Federated Dept Store	31410H101	7	100	SH	X				100
Genworth Financial Inc	37247D106	30	1000	SH	X				1000
Glaxosmithkline PLC-ADR	37733W105	136	2804	SH	X				2804
John Hancock Patriot Premium Dividend Fund I	41013Q101	14	1519	SH	X				1519
John Hancock Preferred Income Fund	41013W108	37	1600	SH	X				1600
Hospitality Pptys Tr Com	44106M102	53	1200	SH	X				1200
J P Morgan Chase & Co Com	46625H100	563	15932	SH	X				9765		6167
Kimco Rlty Corp	49446R109	62	1050	SH	X				1050
Kinder Morgan Inc Kans Com	49455P101	224	2688	SH	X				2688
MBNA Corp	55262L100	143	5480	SH	X						5480
McKesson HBOC Inc Com	58155Q103	57	1272	SH	X				1272
Medco Health Solutions Inc Com	58405U102	26	493	SH	X				325		168
Mellon Finl Corp Com	58551A108	14	500	SH	X				500
Nuveen Premium Income Municipal Fd	67062T100	23	1626	SH	X				1626
Nuveen Insured Dividend Advantage Municipal Fund	67071L106	15	1000	SH	X				1000
Oracle Corp	68389X105	15	1114	SH	X				1114
Pharmaceutical Holders Trust	71712A206	249	3400	SH	X	  	 		 	 	3400
Praxair Inc	74005P104	93	2000	SH	X				 		2000
Principal Finl Group Inc Com	74251V102	29	700	SH	X				700
Quest Diagnostics Inc	74834L100	32	600	SH	X				600
SBC Communications Inc	78387G103	278	11685	SH	X				9609		2076
SLM Corp	78442P106	5	100	SH	X	  	 		100
Standard & Poors Dep Rec Amex Index	78462F103	2974	24958	SH	X				19776		5182
Shurgard Storage Center	82567D104	34	738	SH	X				738
Starwood Hotels & Resorts	85590A203	6	103	SH	X				103
3M Co	88579Y101	491	6798	SH	X				5798		1000
Verizon Communications Com	92343V104	623	18034	SH	X				14420		3614
Vodafone Group Plc New	92857W100	142	5851	SH	X				5851
Wellpoint Inc	94973V107	209	3000	SH	X				1000		2000
Xcel Energy Inc Com	98389B100	739	37874	SH	X				36874		1000
Xcel Energy Inc Com	98389B100	29	1465	SH		X	X		1465
Daimlerchrysler Ag Ord	D1668R123	10	249	SH	X				249
Frontline Ltd	G3682E127	16	400	SH	X				400
Ship Financial International Ltd	G81075106	6	333	SH	X				333
Transocean Sedco Forex Inc Com	G90078109	255	4719	SH	X				1719		3000
		19316